Audit Information	12 Months Ended
Jun. 30, 2026
Auditor [Line Items]
Auditor Name	CBIZ CPAs P.C.
Auditor Firm ID	199
Auditor Location	Houston, Texas
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Critical Metals Corp. (the “Company”) as of June 30, 2026 and 2025, the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for each of the two years in the period ended June 30, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, based on our audits, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of June 30, 2026 and 2025, and the results of its operations and its cash flows for each of the two years in the period ended June 30, 2026, in conformity with International Financial Reporting Standards as issued by International Accounting Standards Board.